Bank Loans (Details) - Schedule of short-term loans	Dec. 31, 2021 USD ($)
Short-Term Debt [Line Items]
Total bank loans	$ 410,324
Bank credit [Member]
Short-Term Debt [Line Items]
Bank credit, percentage	5.05%
Bank credit	$ 49,655
Current maturities of long-term loans [Member]
Short-Term Debt [Line Items]
Current maturities of long-term loans	$ 360,669
Minimum [Member] | Current maturities of long-term loans [Member]
Short-Term Debt [Line Items]
Current maturities of long-term loans, percentage	3.10%
Maximum [Member] | Current maturities of long-term loans [Member]
Short-Term Debt [Line Items]
Current maturities of long-term loans, percentage	5.80%